Accounts Receivable and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable and Other Receivables, Net [Abstract]
Schedule of Accounts Receivable and Other Receivables

Accounts receivable and other receivables as of December 31, 2024 and 2023 are summarized as below:

	December 31,	December 31,
	2024	2023
Customers by sales provision of services	€3,360,994	€2,505,194
VAT receivable	41,242	46,106
Others	39,460	87,702
	€3,441,696	€2,639,002
Allowance for doubtful accounts	(515,564)	(417,922)
	€2,926,132	€2,221,080